Schedule of Investments (unaudited)
July 31, 2024
BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 7.2%
CF Industries Holdings, Inc.	14,190	$ 1,083,974
Corteva, Inc.	71,576	4,015,414
Nutrien Ltd.	156,424	8,008,909
		13,108,297
Construction Materials — 0.7%
CRH PLC	15,966	1,368,286
Containers & Packaging — 12.4%
Avery Dennison Corp.	16,863	3,656,404
DS Smith PLC	601,963	3,519,106
Graphic Packaging Holding Co.	95,939	2,887,764
Packaging Corp. of America	29,352	5,866,584
Smurfit WestRock PLC(a)	151,918	6,739,742
		22,669,600
Energy Equipment & Services — 1.4%
Saipem SpA(a)	1,078,992	2,563,290
Food Products — 2.1%
Bunge Global SA	36,716	3,863,625
Metals & Mining — 37.9%
Anglo American PLC	178,029	5,397,184
ArcelorMittal SA, ADR	46,445	1,061,732
Barrick Gold Corp.	386,329	7,150,950
BHP Group Ltd., Class DI	202,306	5,619,038
Filo Corp.(a)	14,226	329,208
Filo Corp. Legend	49,754	1,151,371
First Quantum Minerals Ltd.	63,500	777,279
Freeport-McMoRan, Inc.	48,268	2,191,850
Glencore PLC	1,600,995	8,883,661
Newmont Corp.	128,033	6,282,579
Norsk Hydro ASA	756,455	4,195,947
Nucor Corp.	11,127	1,813,033
Polyus PJSC(a)(b)	23,064	3
Rio Tinto PLC	95,476	6,209,081
Stelco Holdings, Inc.	98,072	4,720,157
Teck Resources Ltd., Class B(c)	128,072	6,276,809
Wheaton Precious Metals Corp.	118,893	7,105,045
		69,164,927
Oil, Gas & Consumable Fuels — 36.6%
BP PLC	1,384,250	8,182,455
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.	137,908	$ 4,896,426
Cheniere Energy, Inc.	11,819	2,158,622
Chevron Corp.	18,264	2,930,824
ConocoPhillips	32,130	3,572,856
Diamondback Energy, Inc.	9,989	2,020,875
Exxon Mobil Corp.	109,827	13,024,384
Gazprom PJSC(a)(b)	1,253,804	147
Hess Corp.	29,164	4,474,341
Marathon Petroleum Corp.	21,676	3,837,086
Permian Resources Corp., Class A	87,309	1,339,320
Shell PLC	419,395	15,292,769
TotalEnergies SE	75,067	5,064,492
		66,794,597
Paper & Forest Products — 1.2%
Mondi PLC	114,102	2,230,883
Total Long-Term Investments — 99.5% (Cost: $146,869,316)		181,763,505
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	1,333,318	1,333,851
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(d)(e)	1,119,664	1,119,664
Total Short-Term Securities — 1.4% (Cost: $2,453,387)		2,453,515
Total Investments — 100.9% (Cost: $149,322,703)		184,217,020
Liabilities in Excess of Other Assets — (0.9)%		(1,601,402)
Net Assets — 100.0%		$ 182,615,618

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,243,083	$ —	$ (909,423)(a)	$ 62	$ 129	$ 1,333,851	1,333,318	$ 364 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	642,408	477,256 (a)	—	—	—	1,119,664	1,119,664	25,202	—
				$ 62	$ 129	$ 2,453,515		$ 25,566	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 13,108,297	$ —	$ —	$ 13,108,297
Construction Materials	1,368,286	—	—	1,368,286
Containers & Packaging	19,150,494	3,519,106	—	22,669,600
Energy Equipment & Services	—	2,563,290	—	2,563,290
Food Products	3,863,625	—	—	3,863,625
Metals & Mining	37,708,642	31,456,282	3	69,164,927
Oil, Gas & Consumable Fuels	38,254,734	28,539,716	147	66,794,597
Paper & Forest Products	—	2,230,883	—	2,230,883
Short-Term Securities
Money Market Funds	2,453,515	—	—	2,453,515
	$115,907,593	$68,309,277	$150	$184,217,020

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company